Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1)	Total

On January 1, 2023	500	923	454	66	1,943

Shares granted / Share options cost incurred	-	-	-	33	33

Shares vested / Share options forfeited	-	-	-	(25)	(25)

On December 31, 2023	500	923	454	74	1,951

On January 1, 2022	500	1,352	454	57	2,363

Shares granted / Share options cost incurred	-	-	-	32	32

Shares vested / Share options forfeited	-	-	-	(23)	(23)

Securities redeemed	-	(429)	-	-	(429)

On December 31, 2022	500	923	454	66	1,943

1	Incentive plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2023	2022

EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500

On December 31				500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.

Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2023	2022

USD 500 million	floating CMS rate 1)	Quarterly, July 15	2024	402	402

EUR 950 million 3)	floating DSL rate 2)	Quarterly, July 15	2024	521	521

On December 31				923	923

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the
10-year
USD SOFR ICE swap rate, (ii) a spread adjustment of
29
basis points and (iii) a credit spread of
ten
basis, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of
ten
basis points, with a maximum of 8%.

3	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004.

Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2023	2022

EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114

EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136

EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203

On December 31				454	454

1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of
85
basis points.

Aegon Ltd. [member]
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1)	Total

On January 1, 2023	500	923	454	66	1,943

Shares granted / Share options cost incurred	-	-	-	33	33

Shares vested / Share options forfeited	-	-	-	(25)	(25)

On December 31, 2023	500	923	454	74	1,951

On January 1, 2022	500	1,352	454	57	2,363

Shares granted	-	-	-	32	32

Shares vested	-	-	-	(23)	(23)

Securities redeemed	-	(429)	-	-	(429)

On December 31, 2022	500	923	454	66	1,943

1	Incentive plans include the shares granted to personnel which are not yet vested.

Aegon Ltd. [member] | Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2023	2022

EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500

On December 31				500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.

Aegon Ltd. [member] | Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2023	2022

USD 500 million	floating CMS rate 1)	Quarterly, July 15	2024	402	402

EUR 950 million 3)	floating DSL rate 2)	Quarterly, July 15	2024	521	521

On December 31				923	923

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the
10-year
USD SOFR ICE swap rate, (ii) a spread adjustment of
29
basis points and (iii) a credit spread of
ten
basis, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of
ten
basis points, with a maximum of 8%.

3	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004.

Aegon Ltd. [member] | Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2023	2022

EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114

EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136

EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203

On December 31				454	454

1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.